RELATED PARTY TRANSACTIONS AND AMOUNTS OWING (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2011 shares	Dec. 31, 2016 CAD ($)
Management fees to companies controlled by officers and directors	$ 23,103	$ 41,514	$ 161,428
Salaries to officer of Company and spouse	57,758	135,864	51,682
Share-based compensation to directors and officers	250,819	$ 64,403	147,622
Class A Preferred Shares [Member]
Amounts owing to related parties	7,863,855
Number of shares issued | shares		7,863,855		1,000,000
Price per share of shares issued | $ / shares		$ 1.00
Companies Controlled by Officers [Member]
Amounts owing to related parties	6,277	$ 3,910
Directors and Officers [Member]
Share-based compensation to directors and officers	191,082	64,403	$ 147,622
Companies Controlled by a Director [Member]
Amounts owing to related parties	7,533	7,038
Director [Member]
Amounts owing to related parties	6,344	3,693
Officers [Member]
Amounts owing to related parties	0
President [Member]
Amounts from related parties	$ 986,726	$ 0			$ 0